Investment Strategy	Jun. 22, 2026
NYLI Winslow Large Cap Growth ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s policy to invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase, will be revised as follows:

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large-capitalization growth companies.

For purposes of compliance with the Fund’s policy, the Fund considers a company to be a large growth company if it (i) has a market capitalization in excess of $10 billion at the time of purchase and (ii) is determined to be a growth company by the Subadvisor. The Subadvisor may consider a number of factors in determining whether a company is a growth company, including whether the company is included within at least one independent growth index, is classified as a growth company by a third-party vendor, or the company’s projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company’s research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company’s growth potential can be determined under any of these factors.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large-capitalization growth companies.
NYLI Winslow Focused Large Cap Growth ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s policy to invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase, will be revised as follows:

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large-capitalization growth companies.

For purposes of compliance with the Fund’s policy, the Fund considers a company to be a large growth company if it (i) has a market capitalization in excess of $10 billion at the time of purchase and (ii) is determined to be a growth company by the Subadvisor. The Subadvisor may consider a number of factors in determining whether a company is a growth company, including whether the company is included within at least one independent growth index, is classified as a growth company by a third-party vendor, or the company’s projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company’s research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company’s growth potential can be determined under any of these factors.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in large-capitalization growth companies.